Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss)/income for the year	$ 29,510,928	$ (3,639,979)	$ (393,761)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	12,290,463	8,674,663	8,643,920
Amortization of deferred finance charges	94,007	32,587	0
Share based compensation expense	117,256
Changes in operating assets and liabilities:
Trade and other receivables	(6,497,828)	(734,400)	(484,710)
Other current assets	(240,002)	173,930	(173,930)
Inventories	(5,248,577)	577,151	(704,521)
Advances and prepayments	(22,364)	(10,943)	(59,317)
Trade accounts payable	6,685,211	289,086	618,057
Balance with related parties	2,105,698	(708,968)	1,473,000
Accrued liabilities	1,495,632	238,351	172,655
Deferred income	607,638	347,727	(223,798)
Net cash provided by operating activities	40,898,062	5,239,205	8,867,595
Cash flows from investing activities:
Acquisition and improvement of vessels	(118,678,560)	(142,600)	(728,000)
Increase in bank time deposits	(68,000,000)
Net cash used in investing activities	(186,678,560)	(142,600)	(728,000)
Cash flows from financing activities:
Proceeds from issuance of Series B preferred shares	200,000
Net transfers to former Parent Company	0	(7,792,798)	(9,225,887)
Dividends paid to former Parent Company	0	(25,752,729)	0
Proceeds from equity offerings	168,001,415
Stock issuance costs	(11,179,941)
Deferred finance charges paid	(404,633)	(196,000)	0
Customer deposits paid	(368,000)	(500,000)	(100,000)
Dividends paid on Series A preferred shares	(1,740,983)	(130,574)	0
Loan repayments	(5,354,000)
Proceeds from long-term debt	47,792,500	28,000,000	0
Net cash (used in)/provided by financing activities	196,946,358	(6,372,101)	(9,325,887)
Net (decrease)/increase in cash, cash equivalents and restricted cash	51,165,860	(1,275,496)	(1,186,292)
Cash, cash equivalents and restricted cash at the beginning of the year	6,341,059	7,616,555	8,802,847
Cash, cash equivalents and restricted cash at the end of the year	57,506,919	6,341,059	7,616,555
Supplemental cash flow information:
Interest paid	898,368
Non cash investing activity – Vessel improvements included in liabilities	0	0	194,400
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	50,901,092	3,389,834	6,451,524
Restricted cash, current	1,005,827	451,225	1,165,031
Restricted cash, non-current	5,600,000	2,500,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 57,506,919	$ 6,341,059	$ 7,616,555